Related party transactions - Statement of income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues
Time charter revenue Hoegh Gallant	$ 34,696	$ 34,436	$ 69,472	$ 71,122
Operating expenses
Vessel operating expenses	(6,114)	(5,776)	(12,286)	(11,283)
Interest income from joint ventures	98	163	231	335
Interest expense to Hoegh LNG	(9,635)	(6,322)	(15,293)	(12,833)
Total	2,638	19,681	26,478	25,155
Hoegh Gallant [Member]
Revenues
Time charter revenue Hoegh Gallant	10,831	11,112	21,543	23,415
Hoegh LNG and Subsidiaries [Member]
Operating expenses
Vessel operating expenses	(3,118)	(5,192)	(8,249)	(9,531)
Hours, travel expense and overhead and Board of Directors' fees	(1,166)	(982)	(2,362)	(2,129)
Interest income from joint ventures	50	79	133	157
Interest expense to Hoegh LNG	(232)	(57)	(427)	(196)
Total	$ 6,365	$ 4,960	$ 10,638	$ 11,716